DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Changes in deferred policy acquisition costs
Changes in deferred policy acquisition costs at December 31, 2017 and 2016 were as follows:

	December 31,
	2017	2016
	(in millions)
Balance, beginning of year	$353	$351
Capitalization of commissions, sales and issue expenses	109	103
Amortization	(71)	(101)
Change in unrealized investment gains and losses	(8)	—
Balance, End of Year	$383	$353